Cover	Jul. 16, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 16, 2026
Entity File Number	001-39138
Entity Registrant Name	JASPER THERAPEUTICS, INC.
Entity Central Index Key	0001788028
Entity Tax Identification Number	84-2984849
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2200 Bridge Pkwy Suite #102
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94065
City Area Code	650
Local Phone Number	549-1400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Voting Common Stock, par value $0.0001 per share
Title of 12(b) Security	Voting Common Stock, par value $0.0001 per share
Trading Symbol	JSPR
Security Exchange Name	NASDAQ
Redeemable Warrants, each ten warrants exercisable for one share of Voting Common Stock at an exercise price of $115.00
Title of 12(b) Security	Redeemable Warrants, each ten warrants exercisable for one share of Voting Common Stock at an exercise price of $115.00
Trading Symbol	JSPRW
Security Exchange Name	NASDAQ